Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2023	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,406	$ 1,554
Short-term investments	800	661
Accounts receivable, net (including receivables from related parties of $270 and $402 as of September 30, 2023 and March 31, 2023, respectively)	864	999
Contract assets	235	154
Prepaid expenses and other current assets	137	169
Total current assets	3,442	3,537
Non-current assets:
Property and equipment, net	205	185
Operating lease right of use assets	205	206
Equity investments (including investments held at fair value of $578 and $592 as of September 30, 2023 and March 31, 2023, respectively)	725	723
Goodwill	1,615	1,620
Intangible assets, net	147	138
Deferred tax assets	139	139
Non-current portion of contract assets	121	116
Other non-current assets	211	202
Total non-current assets	3,368	3,329
Total assets	6,810	6,866
Current liabilities:
Accrued compensation and benefits and share-based compensation	159	589
Tax liabilities	107	162
Contract liabilities (including contract liabilities from related parties of $119 and $135 as of September 30, 2023 and March 31, 2023, respectively)	288	293
Operating lease liabilities	24	26
Other current liabilities (including payables to related parties of $17 as of September 30, 2023 and March 31, 2023)	217	293
Total current liabilities	795	1,363
Non-current liabilities:
Non-current portion of accrued compensation and share-based compensation	19	152
Deferred tax liabilities	241	262
Non-current portion of contract liabilities	740	807
Non-current portion of operating lease liabilities	190	193
Other non-current liabilities	52	38
Total non-current liabilities	1,242	1,452
Liabilities	2,037	2,815
Commitments and contingencies (Note 11)
Shareholders’ equity:
Ordinary shares, $0.001 par value, 1,088,334,144 and 1,025,234,000 shares authorized as of September 30, 2023 and March 31, 2023, respectively, 1,025,234,000 issued and outstanding as of September 30, 2023 and March 31, 2023	2	2
Additional paid-in capital	1,979	1,216
Accumulated other comprehensive income	352	376
Retained earnings	2,440	2,457
Total shareholders’ equity	4,773	4,051
Total liabilities and shareholders’ equity	$ 6,810	$ 6,866